SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2022 USD ($) segment
Segment Reporting, Disclosure of Entity's Reportable Segments [Abstract]
Number of Operating Segments | segment	1
Settlement amount | $	$ (1.3)